Oct-16-07 03:13pm From-NEW YORK STOCK EXCHANGE +212 656 5893 T-931 P.002/002 F-488

Paras Madho
Director
Securities Operations

NYSE Group

NYSE Group, Inc. | 20 Broad Street
New York, New York 10005
t 212.656.5026 | f 212.656.5893
pmadho@nyse.com

07073956

RECD S.E.C.
OCT 1 6 2007
1086

October 16, 2007

Ms. Velma T. Smith
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 2531
100 F Street, NE
Washington, DC 20549

CERTNYS 001-10899

Dear Ms. Smith:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, KIMCO REALTY CORPORATION, Class G Depositary Shares (Each representing one-one hundredth fractional interest in a share of 7.75% Class G Cumulative Redeemable Preferred Stock), liquidation preference $2,500.00 per share, of the Registrant and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on October 16, 2007. Tentative listing date – October 18, 2007.

Sincerely,

Paras Madho

PROCESSED
OCT 19 2007
THOMSON
FINANCIAL

END